INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income tax expense benefit
UNITED STATES
Operating loss carryforwards	96,782,863
Income tax expense benefit
AUSTRALIA
Operating loss carryforwards	29,159,115
Income tax expense benefit	$ 0	$ 0